Stock-Based Compensation - Phantom Stock Awards and Stock Appreciation Rights (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Phantom Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued compensation cost liability	$ 11	$ 7
Unrecognized compensation cost	5	4
Equivalent common shares	1	1
Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued compensation cost liability	6	3
Unrecognized compensation cost	$ 1	$ 1
Equivalent common shares	2	2